AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 20, 2017

File No. 033-50718
File No. 811-07102

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
 SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 225          ☒

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 227          ☒

THE ADVISORS’ INNER CIRCLE FUND II
(Exact Name of Registrant as Specified in Charter)

101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices, Zip Code)

1-800-932-7781
(Registrant’s Telephone Number)

Michael Beattie
c/o SEI Investments
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

It is proposed that this filing become effective (check appropriate box)

☒ Immediately upon filing pursuant to paragraph (b)
☐ On [date] pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On [date] pursuant to paragraph (a) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 225 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 20th day of June, 2017.

THE ADVISORS’ INNER CIRCLE FUND II

By:	*
Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	June 20, 2017
John K. Darr

*	Trustee	June 20, 2017
William M. Doran

*	Trustee	June 20, 2017
Joseph T. Grause, Jr.

*	Trustee	June 20, 2017
Mitchell A. Johnson

*	Trustee	June 20, 2017
Betty L. Krikorian

*	Trustee	June 20, 2017
Robert A. Nesher

*	Trustee	June 20, 2017
Bruce Speca

*	Trustee	June 20, 2017
George J. Sullivan, Jr.

*	President	June 20, 2017
Michael Beattie

*	Treasurer, Controller &	June 20, 2017
Stephen Connors	Chief Financial Officer

*By:	/s/ Dianne M. Descoteaux
Dianne M. Descoteaux
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase